united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

TOEWS TACTICAL GROWTH ALLOCATION FUND
TOEWS TACTICAL INCOME FUND
TOEWS TACTICAL OCEANA FUND
TOEWS TACTICAL MONUMENT FUND
TOEWS TACTICAL OPPORTUNITY FUND
TOEWS UNCONSTRAINED INCOME FUND
TOEWS TACTICAL DEFENSIVE ALPHA FUND

Annual Report
April 30, 2018

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles. As a consequence, risk abatement strategies are ideal for investment in financial markets. The objective of our strategy is to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements. When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market for a certain asset class, it remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts tend to track their respective market indices efficiently. Due to arbitrage and other factors, there is no material impact on fund performance, either positive or negative, from the use of futures contracts versus holding individual equities and/or ETFs. Additionally, the funds use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower fund performance.

Each exit out of the market creates a possible market underperformance event. If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a hedge is initiated. The greater the number of incidences of hedging during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the funds underperform their benchmarks. Ideal investors for our funds are those for whom loss avoidance is paramount.

During the one-year period ended April 30, 2018, our funds trailed their benchmarks. For the same reasons that our strategy can be effective, it can trail benchmarks in the short-term. Many of our funds saw an exit and a re-entry into the markets during the past year. As a result of this short-term exit and re-entry, those funds trailed their benchmarks during the period.

US and international markets continue to rally to record highs despite North Korean saber rattling and other challenges. Despite the referenced market exit and re-entry, the Toews Funds captured much, but not all, of the upside growth in the market.

One-Year Performance as of 4-30-2018

	Net	Fund	Benchmark
Fund	Assets	Return*	Return	Benchmark
Toews Tactical Growth Allocation Fund	$21,064,151	3.33%	13.27%	S&P 500 TR
Toews Tactical Income Fund	$589,485,001	0.38%	3.22%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Tactical Oceana Fund	$51,143,020	7.06%	14.51%	MSCI EAFE Net (USD)
Toews Tactical Monument Fund	$41,606,911	4.22%	13.27%	S&P 500 TR
Toews Tactical Opportunity Fund	$65,003,769	0.86%	11.54% 9.77%	Russell 2000 Total Return S&P 400 TR
Toews Unconstrained Income Fund	$100,405,080	-3.03%	-0.32%	Bloomberg Barclays Aggregate Bond Index
Toews Tactical Defensive Alpha Fund	$122,415,918	7.17%	13.27%	S&P 500 TR

*	Past performance is not indicative of future results

Our Outlook

Although the economy continues to look rosy, it is common to hear the words “bubble” and “market top”. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this rosy market picture changes, depending on its strategy, our funds can sell their market exposure to defensive assets like money market securities, low duration bonds, and/or low volatility stocks. If the objective of our funds is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews	Randall D. Schroeder	Jason Graffius
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

“Long Only” investing is the buying of a security such as a stock, commodity, or currency, with the expectation that the asset will rise in value.

The MSCI Emerging Markets Index is an index used to measure equity market performance in global emerging markets.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Merrill Lynch High Yield U.S. Corporates Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

The Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks.

The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Bloomberg Barclays Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. You cannot invest directly in an index.

7160-NLD-06/14/2018

Toews Tactical Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2018

			Since
		5 Year	Inception*
	1 Year	(Annualized)	(Annualized)
Toews Tactical Growth Allocation Fund	3.33%	1.96%	2.31%
S&P 500 Total Return Index	13.27%	12.96%	14.06%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.67% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
Percent of
Net Assets
Exchange Traded Funds	64.2%
Mutual Funds	5.0%
Cash and Other Assets Less Liabilities (1)	30.8%
100.0%

(1) Includes net unrealized depreciation on futures and purchased options contracts.

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2018

			Since
		5 Year	Inception*
	1 Year	(Annualized)	(Annualized)
Toews Tactical Income Fund	0.38%	3.47%	5.64%
BofA Merrill Lynch High Yield Cash Pay Index	3.22%	4.73%	7.54%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in a index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.66% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
Percent of
Net Assets
Mutual Funds	69.6%
Mortgage Notes	0.1%
Cash and Other Assets Less Liabilities	30.3%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Oceana Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2018

			Since
		5 Year	Inception*
	1 Year	(Annualized)	(Annualized)
Toews Tactical Oceana Fund	7.06%	0.54%	(0.34)%
MSCI EAFE Index	14.51%	5.90%	8.38%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.38% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
Percent of
Net Assets
Exchange Traded Funds	80.1%
Cash and Other Assets Less Liabilities (1)	19.9%
100.0%

(1) Includes net unrealized depreciation on futures and purchased options contracts .

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Monument Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2018

			Since
		5 Year	Inception*
	1 Year	(Annualized)	(Annualized)
Toews Tactical Monument Fund	4.22%	3.58%	4.57%
S&P 500 Total Return Index	13.27%	12.96%	14.59%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.32% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
Percent of
Net Assets
Exchange Traded Fund	80.4%
Cash and Other Assets Less Liabilities (1)	19.6%
100.0%

(1) Includes net unrealized depreciation on futures and purchased options contracts .

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2018

			Since
		5 Year	Inception*
	1 Year	(Annualized)	(Annualized)
Toews Tactical Opportunity Fund	0.86%	0.66%	2.50%
Russell 2000 Total Return Index	11.54%	11.74%	13.44%

*	Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.28% of average net assets of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
Percent of
Net Assets
Exchange Traded Fund	80.3%
Cash and Other Assets Less Liabilities (1)	19.7%
100.0%

(1) Includes net unrealized depreciation on futures and purchased options contracts .

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2018

			Since
		3 Year	Inception*
	1 Year	(Annualized)	(Annualized)
Toews Unconstrained Income Fund	(3.03)%	1.47%	2.12%
Bloomberg Barclays Aggregate Bond Index	(0.32)%	1.07%	2.44%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.56% of average net assets of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
Percent of
Net Assets
Exchange Traded Funds	48.2%
Mutual Funds	28.9%
Mortgage Notes	2.0%
Cash and Other Assets Less Liabilities	20.9%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2018

		Since
		Inception*
	1 Year	(Annualized)
Toews Tactical Defensive Alpha Fund	7.17%	11.68%
S&P 500 Total Return Index	13.27%	16.70%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.27% of average net assets of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
Percent of
Net Assets
Common Stock	68.8%
Exchange Traded Funds	25.0%
Cash and Other Assets Less Liabilities (1)	6.2%
100.0%

(1) Includes net unrealized depreciation on futures and purchased options contracts .

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Growth Allocation Fund
Portfolio of Investments
April 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 64.2%
	DEBT FUND - 64.2%
173,000	Vanguard Short-Term Bond ETF	$13,518,220
	TOTAL EXCHANGE TRADED FUND (Cost - $13,512,121)

	MUTUAL FUNDS - 5.0%
	DEBT FUNDS - 5.0%
43,892	AB High Income Fund, Inc. - Advisor Class	375,714
3	Aberdeen Global High Income Fund - Class I	22
2	American Century High-Yield Fund - R5 Class	12
2,965	American High-Income Trust - Class F3	30,210
2	BlackRock High Yield Portfolio - Institutional Class	15
3	BMO High Yield Bond Fund - Class I	26
4,053	Dreyfus High Yield Fund - Class I	24,969
2	Eaton Vance Income Fund of Boston - Institutional Class	13
14,562	First Investors Fund for Income - Institutional Class	35,823
2	Hartford High Yield Fund - Class Y	16
42,085	JPMorgan High Yield Fund - Class I	305,112
2	Loomis Sayles High Income Fund - Class Y	10
2	Lord Abbett High Yield Fund - Class I	16
2	Manning & Napier Fund Inc - High Yield Bond Series - Class I	18
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	23
2	Nuveen High Income Bond Fund - Class I	17
2	Payden High Income Fund - Investor Class	16
3	PIMCO High Yield Fund - Institutional Class	23
2	Principal High Yield Fund - Institutional Class	17
3	Putnam High Yield Fund - Class Y	17
18,241	TIAA-CREF Bond Fund - Institutional Class	183,860
10,292	TIAA-CREF High Yield Fund - Institutional Class	98,494
2	Transamerica High Yield Bond - Class I	20
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $1,061,964)	1,054,480

Contracts**
	PURCHASED OPTIONS CONTRACTS* - 0.0%	Expiration Date	Exercise Price	Notional Amount
	CALL OPTIONS PURCHASED - 0.0%
85	S&P 500 E-mini	May 2018	$2,800.00	$11,900,000	2,338
	TOTAL CALL OPTIONS PURCHASED (Cost - $20,151)

	PUT OPTIONS PURCHASED - 0.0%
12	S&P 500 E-mini	June 2018	2,250.00	1,350,000	1,950
12	S&P 500 E-mini	June 2018	2,350.00	1,410,000	2,910
12	S&P 500 E-mini	June 2018	2,400.00	1,440,000	4,740
	TOTAL PUT OPTIONS PURCHASED (Cost - $13,637)				9,600

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost - $33,788)				11,938

	TOTAL INVESTMENTS - 69.2% (Cost - $14,607,873)				$14,584,638
	CASH AND OTHER ASSETS LESS LIABILITIES - 30.8%				6,479,513
	NET ASSETS - 100.0%				$21,064,151

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration Date	April 30, 2018	Value	Unrealized Depreciation
63	MSCI EAFE Index E-Mini	June 2018	$6,383,475	$(29,713)	$(29,713)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Portfolio of Investments
April 30, 2018

Shares		Fair Value
	MUTUAL FUNDS - 69.6%
	DEBT FUNDS - 69.6%
15,523,268	AB High Income Fund, Inc. - Advisor Class	$132,879,172
198,542	Aberdeen Global High Income Fund - Class I	1,677,681
2	American Century High-Yield Fund - Class R5	11
534,265	American High-Income Trust - Class F3	5,444,161
2	BlackRock High Yield Portfolio - Institutional Class	15
2	BMO High Yield Bond Fund - Class I	19
1,255,465	Dreyfus High Yield Fund - Class I	7,733,661
2	Eaton Vance Income Fund of Boston - Institutional Class	9
3,667,027	First Investors Fund for Income - Institutional Class	9,020,888
3	Hartford High Yield Fund - Class Y	20
17,608,893	JPMorgan High Yield Fund - Class I	127,664,476
2	Loomis Sayles High Income Fund - Class Y	9
2	Lord Abbett High Yield Fund - Class I	15
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	18
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	26
2	Nuveen High Income Bond Fund - Class I	15
2	Payden High Income Fund - Investor Class	13
2	PIMCO High Yield Fund - Institutional Class	17
2	Principal High Yield Fund - Institutional Class	15
2	Putnam High Yield Fund - Class Y	12
6,735,682	TIAA-CREF Bond Fund - Institutional Class	67,895,675
6,037,423	TIAA-CREF High Yield Fund - Institutional Class	57,778,142
2	Transamerica High Yield Bond - Class I	23
2	Virtus Seix High Yield Fund - Class I	16
	TOTAL MUTUAL FUNDS (Cost - $412,855,253)	410,094,109

Principal
	MORTGAGE NOTES - 0.1%
$749,219	Aristone Realty Capital, 12.00%, due 7/27/18 - Property located in New York (a)	749,219
	TOTAL MORTGAGE NOTES (Cost - $749,219)

	TOTAL INVESTMENTS - 69.7% (Cost - $413,604,472)	$410,843,328
	CASH AND OTHER ASSETS LESS LIABILITIES - 30.3%	178,641,673
	NET ASSETS - 100.0%	$589,485,001

(a)	The Fund has no unfunded commitments on the investment.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Portfolio of Investments
April 30, 2018

Shares		Fair Value

	EXCHANGE TRADED FUND - 80.1%
	DEBT FUND - 80.1%
524,000	Vanguard Short-Term Bond ETF	$40,945,360
	TOTAL EXCHANGE TRADED FUND (Cost - $40,926,941)

Contracts**
	PURCHASED OPTIONS CONTRACTS* - 0.2%	Expiration Date	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
125	S&P 500 E-mini	June 2018	$2,250.00	$14,062,500	20,313
125	S&P 500 E-mini	June 2018	2,325.00	14,531,250	30,312
125	S&P 500 E-mini	June 2018	2,400.00	15,000,000	49,375
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost - $142,049)				100,000

	TOTAL INVESTMENTS - 80.3% (Cost - $41,068,990)				$41,045,360
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.7%				10,097,660
	NET ASSETS - 100.0%				$51,143,020

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration Date	April 30, 2018	Value	Unrealized Depreciation
508	MSCI EAFE Index E-mini	June 2018	$51,473,100	$(239,078)	$(239,078)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Portfolio of Investments
April 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 80.4%
	DEBT FUND - 80.4%
428,000	Vanguard Short-Term Bond ETF
	TOTAL EXCHANGE TRADED FUND (Cost - $33,428,871)	$33,443,920

Contracts**
	PURCHASED OPTIONS CONTRACTS* - 0.0%	Expiration Date	Exercise Price	Notional Amount
	CALL OPTIONS PURCHASED - 0.0%
294	S&P 500 E-mini	May 2018	$2,800.00	$41,160,000	8,085
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost - $69,699)

	TOTAL INVESTMENTS - 80.4% (Cost - $33,498,570)				$33,452,005
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.6%				8,154,906
	NET ASSETS - 100.0%				$41,606,911

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Portfolio of Investments
April 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 80.3%
	DEBT FUND - 80.3%
668,000	Vanguard Short-Term Bond ETF	$52,197,520
	TOTAL EXCHANGE TRADED FUND (Cost - $52,174,088)

Contracts**
	PURCHASED OPTIONS CONTRACTS* - 0.0%	Expiration Date	Exercise Price	Notional Amount
	CALL OPTIONS PURCHASED - 0.0%
472	S&P 500 E-mini	May 2018	$2,800.00	$66,080,000	12,980
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost - $111,898)

	TOTAL INVESTMENTS - 80.3% (Cost - $52,285,986)				$52,210,500
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.7%				12,793,269
	NET ASSETS - 100.0%				$65,003,769

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments
April 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 48.2%
	DEBT FUNDS - 48.2%
144,000	iShares TIPS Bond ETF	$16,215,840
412,300	Vanguard Short-Term Bond ETF	32,217,122
	TOTAL EXCHANGE TRADED FUNDS (Cost - $48,472,205)	48,432,962

	MUTUAL FUNDS - 28.9%
	DEBT FUNDS - 28.9%
1,044,652	AB High Income Fund, Inc. - Advisor Class	8,942,218
20,201	Aberdeen Global High Income Fund - Class I	170,695
2	American Century High-Yield Fund - Class R5	14
207,507	American High-Income Trust - Class F3	2,114,498
2	BlackRock High Yield Portfolio - Institutional Class	15
3	BMO High Yield Bond Fund - Class I	24
78,789	Dreyfus High Yield Fund - Class I	485,337
2	Eaton Vance Income Fund of Boston - Institutional Class	9
233,240	First Investors Fund for Income - Institutional Class	573,771
2,028	Hartford High Yield Fund - Class Y	14,746
1,183,522	JPMorgan High Yield Fund - Class I	8,580,540
3	Loomis Sayles High Income Fund - Class Y	13
2	Lord Abbett High Yield Fund - Class I	12
3	Manning & Napier Fund Inc - High Yield Bond Series - Class I	26
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	26
3	Nuveen High Income Bond Fund - Class I	20
4,355	Payden High Income Fund - Investor Class	27,785
2	PIMCO High Yield Fund - Institutional Class	17
2	Principal High Yield Fund - Institutional Class	14
2	Putnam High Yield Fund - Class Y	12
436,903	TIAA-CREF Bond Fund - Institutional Class	4,403,984
387,541	TIAA-CREF High Yield Fund - Institutional Class	3,708,767
2	Transamerica High Yield Bond - Class I	22
2	Vanguard Inflation - Protected Securities Fund - Admiral Shares	53
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $29,217,427)	29,022,635

Principal
	MORTGAGE NOTES - 2.0%
$998,959	Aristone Realty Capital, 12.00%, due 7/27/18 - Property located in New York (a)	998,959
949,981	Aristone Realty Capital, 12.00%, due 7/13/18 - Property located in New York (a)	949,981
	TOTAL MORTGAGE NOTES (Cost - $1,948,940)	1,948,940

	TOTAL INVESTMENTS - 79.1% (Cost - $79,638,572)	$79,404,537
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.9%	21,000,543
	NET ASSETS - 100.0%	$100,405,080

ETF - Exchange Traded Fund

(a)	The Fund has no unfunded commitments on the investment.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 68.8%
	AEROSPACE/DEFENSE - 4.4%
3,400	General Dynamics Corp.	$684,454
4,700	Harris Corp.	735,174
3,600	L3 Technologies, Inc.	705,168
2,700	Lockheed Martin Corp.	866,268
2,500	Northrop Grumman Corp.	805,100
4,100	Raytheon Co.	840,254
6,500	United Technologies Corp.	780,975
		5,417,393
	BANKS - 0.6%
14,500	U.S. Bancorp	731,525

	BEVERAGES - 1.7%
26,800	Coca-Cola Co.	1,158,028
9,700	PepsiCo, Inc.	979,118
		2,137,146
	BUILDING MATERIALS - 0.5%
11,900	Fortune Brands Home & Security, Inc.	650,811

	CHEMICALS - 1.3%
5,000	Air Products & Chemicals, Inc.	811,450
4,900	Praxair, Inc.	747,348
		1,558,798
	COMMERCIAL SERVICES - 2.3%
8,000	Ecolab, Inc.	1,158,160
5,000	Moody’s Corp.	811,000
4,500	S&P Global, Inc.	848,700
		2,817,860
	COMPUTERS - 1.3%
5,400	Accenture PLC	816,480
9,600	Cognizant Technology Solutions Corp.	785,472
		1,601,952
	COSMETICS/PERSONAL CARE - 1.3%
10,200	Colgate-Palmolive Co.	665,346
12,200	Procter & Gamble Co.	882,548
		1,547,894
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
9,000	American Express Co.	888,750
1,400	BlackRock, Inc.	730,100
7,500	Cboe Global Markets, Inc.	800,850
4,600	Mastercard, Inc.	820,042
11,000	Nasdaq, Inc.	971,520
7,100	Visa, Inc.	900,848
		5,112,110
	ELECTRIC - 15.0%
21,900	Alliant Energy Corp.	940,605
15,600	Ameren Corp.	914,472
14,400	American Electric Power Co., Inc.	1,007,712
31,600	CenterPoint Energy, Inc.	800,428
21,800	CMS Energy Corp.	1,028,742
12,000	Consolidated Edison, Inc.	961,560
10,500	Dominion Energy, Inc.	698,880
9,300	DTE Energy Co.	980,220
12,800	Duke Energy Corp.	1,026,048
10,500	Entergy Corp.	856,695
14,700	Eversource Energy	885,675
20,900	Exelon Corp.	829,312
5,900	NextEra Energy, Inc.	967,069
11,800	Pinnacle West Capital Corp.	949,900
28,900	PPL Corp.	840,990
17,500	Public Service Enterprise Group, Inc.	912,625
7,500	Sempra Energy	838,500
18,800	Southern Co.	867,056
14,900	WEC Energy Group, Inc.	957,772
22,200	Xcel Energy, Inc.	1,039,848
		18,304,109

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Continued)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 68.8% (Continued)
	ELECTRIC COMPONENTS & EQUIPMENT - 0.7%
11,500	AMETEK, Inc.	$802,700

	ELECTRONICS - 2.7%
10,600	Amphenol Corp.	887,326
11,200	Fortive Corp.	787,472
6,800	Honeywell International, Inc.	983,824
7,600	TE Connectivity Ltd.	697,300
		3,355,922
	ENVIRONMENTAL CONTROL - 1.6%
14,600	Republic Services, Inc.	944,328
11,800	Waste Management, Inc.	959,222
		1,903,550
	FOOD - 0.6%
8,000	Hershey Co.	735,520

	GAS - 0.6%
33,300	NiSource, Inc.	812,187

	HAND/MACHINE TOOLS - 0.6%
4,900	Stanley Black & Decker, Inc.	693,791

	HEALTHCARE - PRODUCTS - 2.6%
13,000	Abbott Laboratories	755,690
12,200	Baxter International, Inc.	847,900
8,700	Danaher Corp.	872,784
9,000	Medtronic PLC	721,170
		3,197,544
	HOUSEHOLD PRODUCTS/WARES - 1.7%
15,000	Church & Dwight Co., Inc.	693,000
5,700	Clorox Co.	668,040
6,400	Kimberly-Clark Corp.	662,656
		2,023,696
	INSURANCE - 9.0%
18,200	Aflac, Inc.	829,374
8,600	Allstate Corp.	841,252
6,100	Aon PLC	869,067
11,900	Arthur J Gallagher & Co.	832,881
4,800	Berkshire Hathaway, Inc. *	929,904
5,400	Chubb Ltd.	732,618
14,100	Hartford Financial Services Group, Inc.	759,144
20,200	Loews Corp.	1,059,692
10,200	Marsh & McLennan Cos, Inc.	831,300
14,000	Progressive Corp.	844,060
11,900	Torchmark Corp.	1,032,206
5,600	Travelers Cos, Inc.	736,960
5,000	Willis Towers Watson PLC	742,550
		11,041,008
	INTERNET - 0.7%
7,100	VeriSign, Inc. *	833,682

	MACHINERY - DIVERSIFIED - 0.7%
3,100	Roper Technologies, Inc.	818,989

	MISCELLANEOUS MANUFACTURING - 1.1%
3,600	3M Co.	699,804
4,900	Illinois Tool Works, Inc.	695,898
		1,395,702
	OIL & GAS - 1.4%
6,300	Chevron Corp.	788,193
12,600	Exxon Mobil Corp.	979,650
		1,767,843
	PHARMACEUTICALS - 1.4%
6,600	Johnson & Johnson	834,834
25,500	Pfizer, Inc.	933,555
		1,768,389

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Continued)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 68.8% (Continued)
	REITS - 5.9%
6,600	Alexandria Real Estate Equities, Inc.	$822,162
19,300	Apartment Investment & Management Co.	783,580
5,100	AvalonBay Communities, Inc.	831,300
29,000	Duke Realty Corp.	785,900
15,400	Equity Residential	950,334
3,200	Essex Property Trust, Inc.	767,008
8,200	Mid-America Apartment Communities, Inc.	749,972
23,200	UDR, Inc.	838,680
13,000	Welltower, Inc.	694,720
		7,223,656
	RETAIL - 2.0%
4,300	Home Depot, Inc.	794,640
5,000	McDonald’s Corp.	837,200
9,900	Yum! Brands, Inc.	862,290
		2,494,130
	SOFTWARE - 1.7%
9,800	Fidelity National Information Services, Inc.	930,706
15,600	Fiserv, Inc. *	1,105,416
		2,036,122
	TEXTILES - 0.5%
3,100	Mohawk Industries, Inc. *	650,628

	WATER - 0.7%
9,800	American Water Works Co., Inc.	848,484

	TOTAL COMMON STOCK (Cost - $84,109,339)	84,283,141

	EXCHANGE TRADED FUNDS - 25.0%
	EQUITY FUND - 1.2%
30,500	PowerShares S&P 500 Low Volatility Portfolio	1,421,300

	DEBT FUND - 23.8%
373,000	Vanguard Short-Term Bond ETF	29,146,220
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,580,872)	30,567,520

Contracts**
	PURCHASED OPTIONS CONTRACTS* - 0.1%	Expiration Date	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.1%
92	S&P 500 E-mini	June 2018	$2,250.00	$10,350,000	14,950
92	S&P 500 E-mini	June 2018	2,325.00	10,695,000	22,310
92	S&P 500 E-mini	June 2018	2,400.00	11,040,000	36,800
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost - $104,650)				$74,060

	TOTAL INVESTMENTS - 93.9% (Cost - $114,794,861)				$114,924,721
	CASH AND OTHER ASSETS LESS LIABILITIES - 6.1%				7,491,197
	NET ASSETS - 100.0%				$122,415,918

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration Date	April 30, 2018	Value	Unrealized Depreciation
365	MSCI EAFE Index E-min	June 2018	$36,983,625	$(172,651)	$(172,651)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2018

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$14,607,873	$413,604,472	$41,068,990
Investments, at fair value	$14,584,638	$410,843,328	$41,045,360
Cash and cash equivalents	5,104,868	177,408,839	6,984,636
Cash deposit with broker - futures margin balance	526,178	—	3,416,946
Receivable for securities sold	875,000	950,000	—
Dividends and interest receivable	6,878	815,917	146
Receivable for Fund shares sold	14,274	717,263	20,222
Prepaid expenses and other assets	24,045	34,145	24,859
Total Assets	21,135,881	590,769,492	51,492,169

LIABILITIES:
Accrued advisory fees	1,979	485,325	30,801
Unrealized depreciation from open futures contracts	29,713	—	239,078
Payable for Fund shares redeemed	9,486	651,610	26,657
Payable to related parties	4,251	58,031	18,047
Accrued expenses and other liabilities	26,301	89,525	34,566
Total Liabilities	71,730	1,284,491	349,149

Net Assets	$21,064,151	$589,485,001	$51,143,020

NET ASSETS CONSIST OF:
Paid in capital	$21,653,186	$604,679,632	$53,227,030
Accumulated net investment income	134,687	744,223	75,586
Accumulated net realized loss on investments, purchased options and futures contracts	(670,774)	(13,177,710)	(1,896,888)
Net unrealized depreciation on investments, purchased options and futures contracts	(52,948)	(2,761,144)	(262,708)
Net Assets	$21,064,151	$589,485,001	$51,143,020

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,056,592	55,205,178	5,527,575
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.24	$10.68	$9.25

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2018

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$33,498,570	$52,285,986	$79,638,572	$114,794,861
Investments, at fair value	$33,452,005	$52,210,500	$79,404,537	$114,924,721
Cash and cash equivalents	6,273,685	10,249,786	20,158,757	4,197,445
Cash deposit with broker - futures margin balance	1,926,831	2,606,374	—	3,575,140
Receivable for securities sold	—	—	975,000	—
Dividends and interest receivable	135	214	79,882	86,882
Receivable for Fund shares sold	29,368	37,852	92,333	12,658
Prepaid expenses and other assets	26,986	28,228	12,216	7,391
Total Assets	41,709,010	65,132,954	100,722,725	122,804,237

LIABILITIES:
Accrued advisory fees	27,315	46,730	81,975	81,044
Unrealized depreciation from open futures contracts	—	—	—	172,651
Payable for Fund shares redeemed	35,106	44,085	175,837	101,731
Payable to related parties	9,592	6,393	14,828	8,716
Accrued expenses and other liabilities	30,086	31,977	45,005	24,177
Total Liabilities	102,099	129,185	317,645	388,319

Net Assets	$41,606,911	$65,003,769	$100,405,080	$122,415,918

NET ASSETS CONSIST OF:
Paid in capital	$48,466,469	$78,608,252	$104,364,273	$122,440,506
Accumulated net investment income	71,353	97,659	38,480	425,815
Accumulated net realized loss on investments, purchased options and futures contracts	(6,884,346)	(13,626,656)	(3,763,638)	(407,612)
Net unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(46,565)	(75,486)	(234,035)	(42,791)
Net Assets	$41,606,911	$65,003,769	$100,405,080	$122,415,918

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,009,387	6,940,276	10,350,769	11,138,873
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.38	$9.37	$9.70	$10.99

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2018

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
Investment Income:
Interest income	$56,842	$1,798,777	$120,460
Dividend income	413,271	23,331,766	684,228
Total Investment Income	470,113	25,130,543	804,688

Operating Expenses:
Investment advisory fees	215,411	5,910,129	493,685
Registration fees	20,678	24,196	23,270
Audit and Tax fees	16,995	20,495	17,995
Administration fees	16,870	344,173	31,496
Shareholder service fees	16,458	436,662	36,145
Trustees’ fees	15,331	15,459	16,830
Printing expenses	13,384	42,804	11,292
Legal fees	10,113	25,927	9,875
Compliance officer fees	9,001	20,001	4,759
Fund accounting fees	5,278	136,876	11,279
Transfer agent fees	2,181	53,208	4,884
Insurance expenses	500	8,001	3,000
Miscellaneous expenses	463	18,712	1,000
Total Operating Expenses	342,663	7,056,643	665,510

Less: Expenses waived Adviser	(73,420)	—	(48,256)
Net Operating Expenses	269,243	7,056,643	617,254

Net Investment Income	200,870	18,073,900	187,434

Realized and Unrealized
Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	(558,661)	(10,527,578)	(1,437,695)
Purchased options contracts	33,056	—	327,037
Futures contracts	1,556,323	—	6,577,394
Distributions of capital gains from underlying investment companies	3,193	—	8,906
Net change in unrealized appreciation (depreciation) on:
Investments	(26,449)	(5,800,848)	18,419
Purchased options contracts	(21,850)	—	(42,049)
Futures contracts	(480,334)	—	(2,346,509)
Net Realized and Unrealized Gain (Loss) on Investments, Options and Futures Contracts	505,278	(16,328,426)	3,105,503

Net Increase in Net Assets Resulting From Operations	$706,148	$1,745,474	$3,292,937

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2018

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$111,206	$165,671	$391,810	$226,963
Dividend income	577,071	873,777	3,181,760	1,755,193
Total Investment Income	688,277	1,039,448	3,573,570	1,982,156

Operating Expenses:
Investment advisory fees	416,249	636,765	1,083,051	1,141,317
Shareholder service fees	40,133	60,580	97,714	103,465
Administration fees	27,984	40,855	67,762	76,032
Registration fees	21,510	21,585	35,084	30,963
Audit and Tax fees	18,497	16,738	24,067	15,738
Trustees’ fees	15,948	15,953	16,296	14,225
Legal fees	10,501	10,476	10,001	10,001
Fund accounting fees	9,837	15,115	27,486	28,137
Printing expenses	7,929	7,451	21,002	9,001
Compliance officer fees	5,806	5,431	12,501	9,124
Transfer agent fees	3,220	7,482	10,001	11,657
Insurance expenses	1,500	2,000	3,193	2,000
Miscellaneous expenses	973	479	2,000	4,552
Total Operating Expenses	580,087	840,910	1,410,158	1,456,212

Less: Expenses waived by Adviser	(59,749)	(44,849)	(56,644)	(28,594)
Net Operating Expenses	520,338	796,061	1,353,514	1,427,618

Net Investment Income	167,939	243,387	2,220,056	554,538

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain (loss) on:
Investments	(1,189,699)	(1,840,967)	(3,291,123)	496,316
Purchased options contracts	35,753	43,674	—	386,163
Futures contracts	3,259,631	3,268,293	—	8,319,608
Distributions of capital gains from underlying investment companies	7,622	11,807	5,824	21,416
Net change in unrealized appreciation (depreciation) on:
Investments	15,049	23,432	(2,158,472)	160,450
Purchased options contracts	(61,614)	(98,918)	—	(30,590)
Futures contracts	(511,188)	(1,192,116)	—	(2,650,007)
Net Realized and Unrealized Gain (Loss) on Investments, Options and Futures Contracts	1,555,554	215,205	(5,443,771)	6,703,356

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,723,493	$458,592	$(3,223,715)	$7,257,894

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Growth Allocation
	Fund

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
Operations:
Net investment income	$200,870	$13,364
Net realized gain on investments, purchased options and futures contracts	1,030,718	796,553
Distributions of capital gains from underlying investment companies	3,193	—
Net change in unrealized depreciation on investments and futures contracts	(528,633)	(191,985)
Net increase in net assets resulting from operations	706,148	617,932

Dividends and Distributions to Shareholders:
From net investment income	(66,183)	—
Total Dividends and Distributions to Shareholders	(66,183)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	7,931,434	9,487,634
Reinvestment of dividends and distributions	56,850	—
Cost of shares redeemed	(9,249,038)	(10,893,821)
Net decrease in net assets from share transactions of beneficial interest	(1,260,754)	(1,406,187)

Total Decrease in Net Assets	(620,789)	(788,255)

Net Assets:
Beginning of year	21,684,940	22,473,195
End of year *	$21,064,151	$21,684,940
* Includes accumulated net investment income at end of year	$134,687	$—

Share Activity:
Shares Sold	759,032	998,530
Shares Reinvested	5,328	—
Shares Redeemed	(888,562)	(1,153,013)
Net decrease in shares of beneficial interest outstanding	(124,202)	(154,483)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Income		Toews Tactical Oceana
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2018	April 30, 2017	April 30, 2018	April 30, 2017
Operations:
Net investment income (loss)	$18,073,900	$15,824,200	$187,434	$(492,111)
Net realized gain (loss) on investments, purchased options and futures contracts	(10,527,578)	22,838,922	5,466,736	(1,302,897)
Distributions of capital gains from underlying investment companies	—	—	8,906	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(5,800,848)	(8,744,475)	(2,370,139)	596,846
Net increase (decrease) in net assets resulting from operations	1,745,474	29,918,647	3,292,937	(1,198,162)

Dividends and Distributions to Shareholders:
From net realized gains	(19,794,414)	(1,605,313)	—	—
From net investment income	(17,445,375)	(16,638,905)	—	—
Total Dividends and Distributions to Shareholders	(37,239,789)	(18,244,218)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	246,930,240	285,227,880	18,339,188	11,727,360
Reinvestment of dividends and distributions	36,443,668	17,755,489	—	—
Cost of shares redeemed	(199,120,899)	(107,489,145)	(17,516,176)	(36,575,705)
Net increase (decrease) in net assets from share transactions of beneficial interest	84,253,009	195,494,224	823,012	(24,848,345)

Total Increase (Decrease) in Net Assets	48,758,694	207,168,653	4,115,949	(26,046,507)

Net Assets:
Beginning of year	540,726,307	333,557,654	47,027,071	73,073,578
End of year *	$589,485,001	$540,726,307	$51,143,020	$47,027,071
* Includes accumulated net investment income (loss) at end of year	$744,223	$115,698	$75,586	$(111,868)

Share Activity:
Shares Sold	22,130,029	25,419,990	1,966,174	1,444,802
Shares Reinvested	3,326,248	1,582,069	—	—
Shares Redeemed	(17,977,320)	(9,582,708)	(1,881,303)	(4,512,173)
Net increase (decrease) in shares of beneficial interest outstanding	7,478,957	17,419,351	84,871	(3,067,371)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Monument		Toews Tactical Opportunity
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2018	April 30, 2017	April 30, 2018	April 30, 2017
Operations:
Net investment income (loss)	$167,939	$(428,123)	$243,387	$(653,256)
Net realized gain on investments, purchased options and futures contracts	2,105,685	3,410,890	1,471,000	3,136,314
Distributions of capital gains from underlying investment companies	7,622	—	11,807	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(557,753)	(409,622)	(1,267,602)	(2,759,749)
Net increase (decrease) in net assets resulting from operations	1,723,493	2,573,145	458,592	(276,691)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	15,199,691	10,777,920	23,346,373	18,198,336
Cost of shares redeemed	(16,147,901)	(30,704,770)	(20,706,370)	(44,593,808)
Net increase (decrease) in net assets from share transactions of beneficial interest	(948,210)	(19,926,850)	2,640,003	(26,395,472)

Total Increase (Decrease) in Net Assets	775,283	(17,353,705)	3,098,595	(26,672,163)

Net Assets:
Beginning of year	40,831,628	58,185,333	61,905,174	88,577,337
End of year *	$41,606,911	$40,831,628	$65,003,769	$61,905,174
* Includes accumulated net investment income (loss) at end of year	$71,353	$(97,619)	$97,659	$(148,672)

Share Activity:
Shares Sold	1,430,176	1,160,255	2,432,517	2,002,124
Shares Redeemed	(1,522,418)	(3,297,062)	(2,159,338)	(4,909,153)
Net increase (decrease) in shares of beneficial interest outstanding	(92,242)	(2,136,807)	273,179	(2,907,029)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2018	April 30, 2017	April 30, 2018	April 30, 2017
Operations:
Net investment income (loss)	$2,220,056	$2,425,256	$554,538	$(446,545)
Net realized gain (loss) on investments, purchased options and futures contracts	(3,291,123)	4,229,237	9,202,087	6,462,987
Distributions of capital gains from underlying investment companies	5,824	4,672	21,416	—
Net change in unrealized appreciation (depreciation) on investments options and futures contracts	(2,158,472)	(453,933)	(2,520,147)	1,499,723
Net increase (decrease) in net assets resulting from operations	(3,223,715)	6,205,232	7,257,894	7,516,165

Dividends and Distributions to Shareholders:
From net realized gains	(2,561,228)	(101,864)	(14,331,062)	(2,716,370)
From net investment income	(2,204,305)	(2,402,491)	(142,706)	—
Total Dividends and Distributions to Shareholders	(4,765,533)	(2,504,355)	(14,473,768)	(2,716,370)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	35,247,005	59,575,111	58,245,166	74,513,843
Reinvestment of dividends and distributions	4,611,109	2,402,220	14,263,686	2,675,101
Cost of shares redeemed	(40,539,667)	(49,000,301)	(41,593,330)	(22,032,039)
Net increase (decrease) in net assets from share transactions of beneficial interest	(681,553)	12,977,030	30,915,522	55,156,905

Total Increase (Decrease) in Net Assets	(8,670,801)	16,677,907	23,699,648	59,956,700

Net Assets:
Beginning of year	109,075,881	92,397,974	98,716,270	38,759,570
End of year *	$100,405,080	$109,075,881	$122,415,918	$98,716,270
* Includes accumulated net investment income at end of year	$38,480	$22,765	$425,815	$—

Share Activity:
Shares Sold	3,451,604	5,806,250	4,957,932	6,657,011
Shares Reinvested	454,585	233,001	1,275,821	241,872
Shares Redeemed	(3,994,338)	(4,751,872)	(3,561,941)	(1,955,225)
Net increase (decrease) in shares of beneficial interest outstanding	(88,149)	1,287,379	2,671,812	4,943,658

See accompanying notes to financial statements.

Toews Tactical Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014

Net asset value, beginning of year	$9.94	$9.62	$10.58	$10.55	$9.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.10	0.01	(0.07)	(0.03)	0.00
Net realized and unrealized gain (loss) on investments	0.23	0.31	(0.74)	0.19	0.99
Total from investment operations	0.33	0.32	(0.81)	0.16	0.99
LESS DISTRIBUTIONS:
From net investment income	(0.03)	—	—	—	(0.03)
From net realized gains on investments	—	—	(0.15)	(0.13)	(0.07)
Total distributions	(0.03)	—	(0.15)	(0.13)	(0.10)
Net asset value, end of year	$10.24	$9.94	$9.62	$10.58	$10.55
Total return (b)	3.33%	3.33%	(7.70)%	1.50%	10.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$21,064	$21,685	$22,473	$28,588	$29,945
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.59%	1.57%	1.55%	1.41%	1.45%
Net investment income (loss), net of reimbursement (c,d)	0.93%	0.06%	(0.73)%	(0.25)%	0.00%
Net investment income (loss), before reimbursement (c,d)	0.59%	(0.25)%	(1.03)%	(0.41)%	(0.20)%
Portfolio turnover rate	749%	163%	234%	409%	193%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014

Net asset value, beginning of year	$11.33	$11.01	$10.76	$10.92	$11.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.34	0.41	0.10	0.28	0.44
Net realized and unrealized gain (loss) on investments	(0.29)	0.44	0.24	(0.17)	0.16
Total from investment operations	0.05	0.85	0.34	0.11	0.60
LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.49)	(0.09)	(0.25)	(0.48)
From net realized gains on investments	(0.37)	(0.04)	—	(0.02)	(0.25)
Total distributions	(0.70)	(0.53)	(0.09)	(0.27)	(0.73)
Net asset value, end of year	$10.68	$11.33	$11.01	$10.76	$10.92
Total return (b)	0.38%	7.28%	3.23%	1.05%	5.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$589,485	$540,726	$333,558	$228,108	$122,708
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.19%	1.20%	1.28%	1.29%	1.39%
Net investment income, net of reimbursement/recapture (c,d)	3.06%	3.64%	0.93%	2.55%	3.98%
Net investment income, before reimbursement/recapture (c,d)	3.06%	3.70%	0.90%	2.51%	3.84%
Portfolio turnover rate	541%	355%	739%	797%	302%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014

Net asset value, beginning of year	$8.64	$8.59	$8.92	$8.99	$9.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.04	(0.07)	(0.10)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.57	0.12	(0.23)	0.03	0.09
Total from investment operations	0.61	0.05	(0.33)	(0.07)	(0.01)
LESS DISTRIBUTIONS:
From net realized gains on investments	—	—	—	—	(0.04)
From return of capital	—	—	—	—	(0.04)
Total distributions	—	—	—	—	(0.08)
Net asset value, end of year	$9.25	$8.64	$8.59	$8.92	$8.99
Total return (b)	7.06%	0.58%	(3.70)%	(0.78)%	(0.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$51,143	$47,027	$73,074	$88,687	$78,384
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.35%	1.38%	1.42%	1.42%	1.44%
Net investment Income (loss), net of reimbursement (c,d)	0.38%	(.88)%	(1.16)%	(1.09)%	(1.16)%
Net investment Income (loss), before reimbursement (c,d)	0.28%	(1.01)%	(1.33)%	(1.25)%	(1.35)%
Portfolio turnover rate	761%	11%	27%	15%	0%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014

Net asset value, beginning of year	$9.96	$9.33	$11.26	$11.42	$11.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.04	(0.08)	(0.12)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investments	0.38	0.71	(1.54)	0.92	2.10
Total from investment operations	0.42	0.63	(1.66)	0.79	1.96
LESS DISTRIBUTIONS:
From net realized gains on investments	—	—	(0.27)	(0.95)	(1.54)
Total distributions	—	—	(0.27)	(0.95)	(1.54)
Net asset value, end of year	$10.38	$9.96	$9.33	$11.26	$11.42
Total return (b)	4.22%	6.75%	(14.84)%	6.78%	17.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$41,607	$40,832	$58,185	$84,708	$83,871
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.39%	1.32%	1.48%	1.41%	1.41%
Net investment income (loss), net of reimbursement (c,d)	0.40%	(0.88)%	(1.16)%	(1.09)%	(1.16)%
Net investment income (loss), before reimbursement (c,d)	0.26%	(0.95)%	(1.39)%	(1.25)%	(1.32)%
Portfolio turnover rate	752%	0%	27%	18%	18%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014

Net asset value, beginning of year	$9.29	$9.25	$10.79	$11.12	$10.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.04	(0.08)	(0.12)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.04	0.12	(1.35)	0.13	2.06
Total from investment operations	0.08	0.04	(1.47)	0.01	1.93
LESS DISTRIBUTIONS:
From net realized gains on investments	—	—	(0.07)	(0.34)	(1.46)
Total distributions	—	—	(0.07)	(0.34)	(1.46)
Net asset value, end of year	$9.37	$9.29	$9.25	$10.79	$11.12
Total return (b)	0.86%	0.43%	(13.62)%	0.07%	18.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$65,004	$61,905	$88,577	$115,507	$107,933
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.32%	1.28%	1.40%	1.35%	1.41%
Net investment loss, net of reimbursement (c,d)	0.38%	(0.88)%	(1.17)%	(1.10)%	(1.16)%
Net investment loss, before reimbursement (c,d)	0.31%	(0.92)%	(1.32)%	(1.20)%	(1.31)%
Portfolio turnover rate	756%	13%	18%	18%	0%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period .

	For the Year	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended	ended
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014*

Net asset value, beginning of year/period	$10.45	$10.10	$10.04	$10.15	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.21	0.23	0.11	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.51)	0.39	0.06	(0.06)	0.20
Total from investment operations	(0.30)	0.62	0.17	0.13	0.42
LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.26)	(0.11)	(0.18)	(0.25)
From net realized gains on investments	(0.24)	(0.01)	—	(0.06)	(0.02)
Total distributions	(0.45)	(0.27)	(0.11)	(0.24)	(0.27)
Net asset value, end of year/period	$9.70	$10.45	$10.10	$10.04	$10.15
Total return (b)	(3.03)%	5.90%	1.72%	1.44%	4.08	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$100,405	$109,076	$92,398	$86,839	$61,389
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.30%	1.27%	1.37%	1.37%	1.44	% (e)
Net investment income, net of reimbursement (c,d)	2.05%	2.25%	1.13%	1.84%	3.30	% (e)
Net investment income, before reimbursement (c,d)	2.00%	2.23%	1.01%	1.73%	3.12	% (e)
Portfolio turnover rate	650%	496%	496%	632%	221	% (f)

*	The Fund commenced operations on August 28, 2013.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period .

	For the Year	For the Year	For the Period
	ended	ended	ended
	April 30, 2018	April 30, 2017	April 30, 2016*

Net asset value, beginning of year/period	$11.66	$11.00	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.06	(0.07)	(0.01)
Net realized and unrealized gain on investments	0.81	1.09	1.01
Total from investment operations	0.87	1.02	1.00
LESS DISTRIBUTIONS:
From net investment income	(0.02)	—	—
From net realized gains on investments	(1.52)	(0.36)	—
Total distributions	(1.54)	(0.36)	—
Net asset value, end of year/period	$10.99	$11.66	$11.00
Total return (b)	7.17%	9.49%	10.00	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$122,416	$98,716	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.28%	1.27%	1.83	% (e)
Net investment Income (loss), net of reimbursement (c,d)	0.49%	(0.61)%	(0.28	)% (e)
Net investment Income (loss), before reimbursement (c,d)	0.46%	(0.63)%	(0.86	)% (e)
Portfolio turnover rate	933%	1741%	385	% (f)

*	The Fund commenced operations on January 7, 2016.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements
April 30, 2018

NOTE 1. ORGANIZATION

The Toews Tactical Growth Allocation Fund (the “Growth Allocation Fund”), Toews Tactical Income Fund (the “Tactical Income Fund”) (formerly Toews Hedged High Yield Bond Fund), Toews Tactical Oceana Fund (the “Oceana Fund”) (formerly Toews Hedged Core W Fund), Toews Tactical Monument fund (the “Monument Fund”) (formerly Toews Hedged Core L Fund), Toews Tactical Opportunity Fund (the “Opportunity Fund”) (formerly Toews Hedged Core S Fund), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Tactical Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tactical Defensive Alpha Fund and Unconstrained Income Fund are each a nondiversified fund. The Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund and Opportunity Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Growth Allocation Fund	Long Term Growth of Capital
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
Monument Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Tactical Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$13,518,220	$—	$—	$13,518,220
Mutual Funds*	1,054,480	—	—	1,054,480
Purchased Options Contracts	—	11,938	—	11,938
Total	$14,572,700	$11,938	$—	$14,584,638
Liability Derivatives
Futures Contracts**	$29,713	$—	$—	$29,713
Total	$29,713	$—	$—	$29,713

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$410,094,109	$—	$—	$410,094,109
Mortgage Notes	—	—	749,219	749,219
Total	$410,094,109	$—	$749,219	$410,843,328

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$40,945,360	$—	$—	$40,945,360
Purchased Options Contracts	—	100,000	—	100,000
Total	$40,945,360	$100,000	$—	$41,045,360
Liability Derivatives
Futures Contracts**	$239,078	$—	$—	$239,078
Total	$239,078	$—	$—	$239,078

Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$33,443,920	$—	$—	$33,443,920
Purchased Options Contracts	—	8,085	—	8,085
Total	$33,443,920	$8,085	$—	$33,452,005

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$52,197,520	$—	$—	$52,197,520
Purchased Options Contracts	—	12,980	—	12,980
Total	$52,197,520	$12,980	$—	$52,210,500

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$48,432,962	$—	$—	$48,432,962
Mutual Funds*	29,022,635	—	—	29,022,635
Mortgage Notes	—	—	1,948,940	1,948,940
Total	$77,455,597	$—	$1,948,940	$79,404,537

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$84,283,141	$—	$—	$84,283,141
Exchange Traded Funds*	30,567,520	—	—	30,567,520
Purchased Options Contracts	—	74,060		74,060
Total	$114,850,661	$74,060	$—	$114,924,721
Liability Derivatives
Futures Contracts**	$172,651	$—	$—	$172,651
Total	$172,651	$—	$—	$172,651

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized loss at April 30, 2018.

There were no transfers into or out of Level 1, Level 2 or Level 3 during the year presented. No Fund held Level 3 securities during the year except the Tactical Income Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any Level at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Tactical Income	Unconstrained
	Fund	Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$504,222	$5,448,968
Cost of purchases	244,997	861,121
Total realized loss	—	(1,886,186)
Change in unrealized depreciation	—	97,830
Proceeds from sales of investments	—	(2,572,793)
Net Transfers in/out of level 3	—	—
Ending balance	$749,219	$1,948,940

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at April 30, 2018 was $0 and $0 for Tactical Income Fund and Unconstrained Income Fund, respectively.

The unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investments are the investment’s interest payments, which are evaluated to determine that payments continue to be received in a timely fashion. Cost approximates fair value and the following factors are evaluated: the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value. Significant changes in these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Mortgage Notes – The Funds may invest in various tranches of private, short-term mortgage notes. As of April 30, 2018, the mortgage note investments held represented first lien interests on properties in New York City, New York, and entitle the Funds to receive returns that are typically greater than traditional fixed income investments. The Funds may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short-term mortgage notes, the valuation committee meets

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

periodically and reviews each investment in order to determine their value. The valuation committee will review property appraisals, loan-to-value ratios, projected cash flows, payment history, and other mortgage data specific to the region each of the properties are located in to determine the fair market value of the investments. The mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, the mortgage notes have been determined to be Level 3 investments. The mortgage note investments are subject to credit and interest rate risk of the issuer. Other risks include the underlying collateral associated with the mortgage notes.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity.

As of and for the year ended April 30, 2018, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures and purchased options contracts subject to equity price risk amounted to the following:

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation) from Futures	(Depreciation) on	Gain (Loss) on
Fund	Contracts*	Futures Contracts	Futures Contracts
Growth Allocation Fund	$ (29,713)	$ (480,334)	$ 1,556,323
Oceana Fund	(239,078)	(2,346,509)	6,577,394
Monument Fund	—	(511,188)	3,259,631
Opportunity Fund	—	(1,192,116)	3,268,293
Tactical Defensive Alpha Fund	(172,651)	(2,650,007)	8,319,608

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Investments at Value	Contracts	Contracts
Growth Allocation Fund	$ 11,938	$ (21,851)	$ 33,056
Oceana Fund	100,000	(42,049)	327,037
Monument Fund	8,085	(61,614)	35,753
Opportunity Fund	12,980	(98,918)	43,674
Tactical Defensive Alpha Fund	74,060	(30,590)	386,163

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

*	Cumulative unrealized loss on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2018.

Growth Allocation Fund

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offs et in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$(29,713)	$—	$(29,713)	$—	$526,178	$496,465
Total	$(29,713)	$—	$(29,713)	$—	$526,178	$496,465

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

Oceana Fund

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$(239,078)	$—	$(239,078)	$—	$3,416,946	$3,177,868
Total	$(239,078)	$—	$(239,078)	$—	$3,416,946	$3,177,868

Tactical Defensive Alpha Fund

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$(172,651)	$—	$(172,651)	$—	$3,575,140	$3,402,489
Total	$(172,651)	$—	$(172,651)	$—	$3,575,140	$3,402,489

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years for the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund and Unconstrained Income Fund (2015-2017), and 2016-2017 for the Tactical Defensive Alpha Fund, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as United States Federal and Nebraska. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each of the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2018, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the year ended April 30, 2018, the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Waived
Growth Allocation Fund	$215,411	$73,420
Tactical Income Fund	5,910,129	—
Oceana Fund	493,685	48,256
Monument Fund	416,249	59,749
Opportunity Fund	636,765	44,849
Unconstrained Income Fund	1,083,051	56,644
Tactical Defensive Alpha Fund	1,141,317	28,594

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2019	April 30, 2020	April 30, 2021	Total
Growth Allocation Fund	$72,109	$66,323	$73,420	$211,852
Oceana Fund	137,549	72,455	48,256	258,260
Monument Fund	165,481	36,590	59,749	261,820
Opportunity Fund	157,630	25,538	44,849	228,017
Unconstrained Income Fund	109,281	21,954	56,644	187,879
Tactical Defensive Alpha Fund	42,155	15,558	28,594	86,307

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the year ended April 30, 2018, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended April 30, 2018, amounted to the following:

Fund	Purchases	Sales
Growth Allocation Fund	$122,992,512	$117,310,047
Tactical Income Fund	2,315,069,414	2,421,786,345
Oceana Fund	298,958,818	271,273,480
Monument Fund	247,263,124	226,310,099
Opportunity Fund	380,977,289	348,551,416
Unconstrained Income Fund	606,427,231	630,097,861
Tactical Defensive Alpha Fund	870,721,111	756,406,945

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Growth Allocation Fund	Vanguard Short-Term Bond ETF	64.2%
Oceana Fund	Vanguard Short-Term Bond ETF	80.1%
Monument Fund	Vanguard Short-Term Bond ETF	80.4%
Opportunity Fund	Vanguard Short-Term Bond ETF	80.3%
Unconstrained Income Fund	Vanguard Short-Term Bond ETF	32.1%

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at April 30, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Growth Allocation Fund	$14,565,629	$12,161	$(22,865)	$(10,704)
Tactical Income Fund	413,651,405	5,949	(2,814,026)	(2,808,077)
Oceana Fund	41,151,408	—	(345,126)	(345,126)
Monument Fund	33,734,077	—	(282,072)	(282,072)
Opportunity Fund	52,650,953	—	(440,453)	(440,453)
Unconstrained Income Fund	79,909,852	18,129	(523,444)	(505,315)
Tactical Defensive Alpha Fund	115,325,357	1,668,807	(2,242,094)	(573,287)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the periods ended April 30, 2018 and April 30, 2017 was as follows:

	For the period ended April 30, 2018:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Allocation Fund	$66,183	$—	$—	$66,183
Tactical Income Fund	37,239,789	—	—	37,239,789
Unconstrained Income Fund	3,874,764	780,494	110,275	4,765,533
Tactical Defensive Alpha Fund	7,728,701	6,745,067	—	14,473,768

	For the period ended April 30, 2017:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Tactical Income Fund	$18,244,218	$—	$—	$18,244,218
Unconstrained Income Fund	2,504,355	—	—	2,504,355
Tactical Defensive Alpha Fund	1,888,190	828,180	—	2,716,370

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Growth Allocation Fund	$134,687	$—	$(593,375)	$(119,643)	$—	$(10,704)	$(589,035)
Tactical Income Fund	789,455	2	(13,176,011)	—	—	(2,808,077)	(15,194,631)
Oceana Fund	75,586	—	(593,587)	(1,220,883)	—	(345,126)	(2,084,010)
Monument Fund	71,353	—	(1,032,447)	(5,616,392)	—	(282,072)	(6,859,558)
Opportunity Fund	97,659	—	(2,307,343)	(10,954,346)	—	(440,453)	(13,604,483)
Unconstrained Income Fund	38,480	—	(3,492,358)	—	—	(505,315)	(3,959,193)
Tactical Defensive Alpha Fund	1,325,827	—	(777,128)	—	—	(573,287)	(24,588)

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2018

The difference between book basis and tax basis unrealized appreciation (depreciation) and total accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Growth Allocation Fund	$593,375
Tactical Income Fund	13,176,011
Oceana Fund	593,587
Monument Fund	1,032,447
Opportunity Fund	2,307,343
Unconstrained Income Fund	3,492,358
Tactical Defensive Alpha Fund	777,128

At April 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Growth Allocation Fund	$—	$119,643	$119,643
Oceana Fund	629,767	591,116	1,220,883
Monument Fund	2,362,211	3,254,181	5,616,392
Opportunity Fund	4,553,426	6,400,920	10,954,346

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses), and the reclassification of Fund distributions, resulted in reclassifications for the tax year ended April 30, 2018 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Oceana Fund	$—	$20	$(20)
Monument Fund	—	1,033	(1,033)
Opportunity Fund	—	2,944	(2,944)
Unconstrained Income Fund	(110,275)	(36)	110,311
Tactical Defensive Alpha Fund	—	13,983	(13,983)

NOTE 8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To Board of Trustees of Northern Lights Fund Trust

and Shareholders of Toews Tactical Growth Allocation Fund (formerly Toews Hedged Growth Allocation Fund), Toews Tactical Income Fund, Toews Tactical Oceana Fund (formerly Toews Hedged Core W Fund), Toews Tactical Monument Fund (formerly Toews Hedged Core L Fund), and Toews Tactical Opportunity Fund (formerly Toews Hedged Core S Fund)

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Toews Tactical Growth Allocation Fund (formerly Toews Hedged Growth Allocation Fund), Toews Tactical Income Fund, Toews Tactical Oceana Fund (formerly Toews Hedged Core W Fund), Toews Tactical Monument Fund (formerly Toews Hedged Core L Fund), and Toews Tactical Opportunity Fund (formerly Toews Hedged Core S Fund) (collectively, the Funds) as of April 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of April 30, 2018, by correspondence with the custodians, brokers and underlying managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 29, 2018

Report of Independent Registered Public Accounting Firm

To Board of Trustees of Northern Lights Fund Trust

and Shareholders of Toews Unconstrained Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Toews Unconstrained Income Fund (the Fund), a series of Northern Lights Fund Trust as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended and for the period from August 28, 2013 (commencement of operations) through April 30, 2014 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 28, 2013 (commencement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of April 30, 2018, by correspondence with the custodians, brokers and underlying managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 29, 2018

Report of Independent Registered Public Accounting Firm

To Board of Trustees of Northern Lights Fund Trust

and Shareholders of Toews Tactical Defensive Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Toews Tactical Defensive Alpha Fund (the Fund), a series of Northern Lights Fund Trust as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the two years in the period then ended and for the period from January 7, 2016 (commencement of operations) through April 30, 2016 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from January 7, 2016 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of April 30, 2018, by correspondence with the custodians, brokers and underlying managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 29, 2018

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on November 1, 2017 and held April 30, 2018.

Actual Expenses: The first three columns of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The fourth, fifth and sixth columns line of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Annualized
	11/01/17	04/30/18	Period*	11/01/17	04/30/18	Period*	Expense
							Ratio

Growth Allocation Fund	$1,000.00	$974.40	$ 6.12	$1,000.00	$1,018.60	$ 6.26	1.25%
Tactical Income Fund	$1,000.00	$983.90	$ 5.97	$1,000.00	$1,018.77	$ 6.08	1.21%
Oceana Fund	$1,000.00	$983.00	$ 6.15	$1,000.00	$1,018.59	$ 6.26	1.25%
Monument Fund	$1,000.00	$971.00	$ 6.11	$1,000.00	$1,018.59	$ 6.26	1.25%
Opportunity Fund	$1,000.00	$961.00	$ 6.08	$1,000.00	$1,018.59	$ 6.26	1.25%
Unconstrained Income Fund	$1,000.00	$965.00	$ 6.09	$1,000.00	$1,018.60	$ 6.25	1.25%
Tactical Defensive Alpha Fund	$1,000.00	$1,004.50	$ 6.13	$1,000.00	$1,018.60	$ 6.26	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period ended April 30, 2018).

Toews Tactical Income Fund (“Toews Income”), Toews Tactical Opportunity Fund (“Toews Opportunity”)(formerly known as “Toews Hedged Core S Fund), Toews Tactical Growth Allocation Fund (“Toews Growth”)(formerly known as “Toews Hedged Growth Allocation Fund”), Toews Tactical Monument Fund (“Toews Monument”)(formerly known as “Toews Hedge Core L Fund”), Toews Tactical Oceana Fund (“Toews Oceana”)(formerly known as “Toews Hedged Core W Fund”), Toews Tactical Defensive Alpha Fund (“Toews Defensive”) & Toews Unconstrained Income Fund (“Toews Unconstrained)(Adviser – Toews Corporation)*

In connection with the regular meeting held on May 23-24, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to the Toews Income, Toews Opportunity, Toews Growth, Toews Monument, Toews Oceana, Toews Defensive & Toews Unconstrained (each a “Fund” and collectively referred to as the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that Toews was founded in 1995 and managed approximately $1.6 billion in assets, providing tactical investment strategies in a variety of asset classes through separately managed accounts, mutual funds, and asset management platforms. They reviewed the background information of the Adviser’s key investment personnel. They acknowledged that the Adviser hired a new head of trading in May 2016. The Trustees discussed the Adviser’s investment process and noted that it was based on a proprietary algorithm that used technical analysis for all of the Fund’s respective strategies to detect when to make an investment, when to exit the investment, and when to re-purchase such investment. The Trustees remarked that the Adviser monitored compliance with each Fund’s investment limitations by reviewing each Fund’s position holdings report daily to ensure that each Fund complied with regulatory limits and disclosure in the Fund’s prospectuses. They reviewed the Adviser’s broker-dealer selection process. The Trustees noted that the Adviser reported no material compliance or litigation issues since its advisory contract was last approved for renewal. The Trustees concluded that the Adviser should continue to provide quality service to the Funds and its shareholders.

Performance.

Toews Oceana. The Trustees reviewed the Fund’s performance and noted that over the 3-year period the Fund had dramatically lagged its Morningstar selected peer group median, its Morningstar category median, and its benchmark. The Trustees also noted that the Fund had negative performance over the 1-year period, while ranking in the 4th quartile of its Morningstar category. They noted that a representative of the Adviser explained that despite the Fund’s underperformance, the Adviser continued to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the Adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the Adviser was capable of providing positive returns for shareholders.

Toews Income. The Trustees reviewed the Fund’s performance and noted that the Fund returned positive performance for the 1-year period despite lagging its benchmark. They further observed that the Fund outperformed its Morningstar selected peer group median for the 3- and 5-year periods. They also remarked that the Fund outperformed its Morningstar category median during the 3-year period and only slightly underperformed during the 5-year period. The Trustees remarked that the Adviser had remained consistent in its portfolio investment approach. They concluded that the Fund’s performance was satisfactory.

Toews Defensive. The Trustees discussed the Fund’s investment objective and strategy. They noted that for the 1-year period, the Fund lagged its benchmark but outperformed its Morningstar selected peer group median as well as its Morningstar category median. The Trustees stated that the Fund had been effective at achieving its stated prospective objectives and reached a consensus that the Fund’s performance was satisfactory.

Toews Monument. The Trustees discussed the Fund’s investment objective and strategy. They observed that the Fund outperformed its Morningstar selected peer group median during the 5-year period and since inception. However, they further remarked that the Fund underperformed its benchmark and Morningstar category median for the 1-year, 3-year, and since inception periods. They noted that a representative of the Adviser explained that despite the Fund’s underperformance, the Adviser continued to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the Adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the Adviser was capable of providing positive returns for shareholders.

Toews Opportunity. The Trustees discussed the Fund’s investment objective and strategy. The Trustees reviewed the Fund’s performance and noted that over the 3-year period the Fund has dramatically lagged its Morningstar selected peer group median, its Morningstar category median, and its benchmark. The Trustees also noted that the Fund had negative performance over the 1-year period, while ranking in the 4th quartile of its Morningstar category. They noted that a representative of the Adviser explained that despite the Fund’s underperformance, the Adviser continues to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the Adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the Adviser was capable of providing positive returns for shareholders.

Toews Growth. The Trustees discussed the Fund’s investment objective and strategy. The Trustees reviewed the Fund’s performance and noted that over the 1-year, 3-year, and since inception periods the Fund has dramatically lagged its Morningstar selected peer group median, its Morningstar category median, and its benchmark. They noted that a representative of the Adviser explained that despite the Fund’s underperformance, the Adviser continues to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the Adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the Adviser was capable of providing positive returns for shareholders.

Toews Unconstrained. The Trustees discussed the Fund’s investment objective and strategy. The Trustees evaluated the Fund’s performance over the 1-year, 3-year, and since inception periods, noting that the Fund outperformed its Morningstar category median while lagging its Morningstar selected peer group median. The Trustees remarked that the Fund appeared to be providing reasonable performance compared to its Morningstar category. The Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses.

Toews Oceana. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the median of its peer group and its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group and Morningstar category medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was higher than the median of its peer group and equal to its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than its peer group median but higher than its Morningstar category median, but within the range of the category. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Defensive. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was higher than the median of its peer group and its Morningstar category median, but well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the peer group and Morningstar category medians, but also within the range of both comparison groups. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Monument. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the median of its peer group and its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group and Morningstar category medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Opportunity. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the median of its peer group and its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group and Morningstar category medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was reasonable.

Toews Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was equal to the median of its peer group but higher than its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group median and higher than its Morningstar category median, but well within the range of the category. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Unconstrained. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was equal to the peer group, but significantly higher than the category median. They further noted that the Fund’s net expense ratio was lower than its peer group average but higher than its Morningstar category median. They also noted the funds making up the Fund’s Morningstar category were all twice the asset size of the Fund. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees discussed the Adviser’s projections for assets for each Fund and noted the absence of breakpoints at this time, but considered, given the size of the Funds, breakpoints are not necessary at this time. After discussion, it was the consensus of the Trustees that based on current size of each Fund, economies do not appear to have been reached at this time, and the matter of economies of scale would be revisited at the next renewal of the advisory agreement and as each Fund’s size increases.

Profitability. The Trustees reviewed information provided by Toews regarding the profitability of the Adviser with respect to each Fund. They considered that while the profits attributable to several of the Funds were healthy, both the dollar amount of the profit and profit as a percentage of income were not unreasonable. The Trustees concluded that profit in each case from each Fund was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that the renewal of the advisory agreement is in the best interests of the shareholders of Toews Oceana, Toews Income, Toews Defensive, Toews Monument, Toews Opportunity, Toews Growth, and Toews Unconstrained.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Toews Funds

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	7	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); OFI Carlyle Global Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	7	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Northern Lights Fund Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	7	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	7	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	7	Northern Lights Variable Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Fund Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	7	Northern Lights Variable Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Fund Trust (since 2007).

4/30/18 – NLFT_v2

Toews Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2018

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC.	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**As	of April 30, 2018, the Trust was comprised of 82 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

4/30/18 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $99,500

2017 - $96,000

(b)	Audit-Related Fees

2018 – None

2017 – None

(c)	Tax Fees

2018 – $22,750

2017 – $22,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

 2018    2017

Audit-Related Fees:        0.00% 0.00%

Tax Fees:        0.00% 0.00%

All Other Fees:       0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $22,750

2017 - $22,750

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/9/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/9/18